ACQUISITIONS	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS	ACQUISITIONS
The following investments were accounted for using the acquisition method by Brookfield Renewable, and the results of operations have been included in the audited annual consolidated financial statements since the date of acquisition.
U.S. Utility-scale Solar Portfolio
On January 24, 2022, Brookfield Renewable, together with its institutional partners, completed the acquisition of 100% interest in a utility scale development business with a 20 GW portfolio of utility-scale solar and energy storage development assets in the United States. The purchase price of this acquisition, including working capital and closing adjustments, was $702 million, plus $58 million of additional incentive payments to be paid contingent upon certain milestones being achieved. The total transaction costs related to the acquisition were $2 million. Brookfield Renewable holds an approximately 20% economic interest.
Europe Utility-scale Solar Portfolio
On February 2, 2022, Brookfield Renewable, together with institutional partners, completed the acquisition of 100% interest in a 1.7 GW portfolio of utility-scale solar development assets in Germany. The purchase price of this acquisition, including working capital and closing adjustments, was approximately €66 million ($73 million), plus €15 million ($17 million) of additional incentive payments to be paid contingent upon certain milestones being achieved. The total transaction costs related to the acquisition were €2 million ($2 million). Brookfield Renewable holds an approximately 20% economic interest.
Chile Distributed Generation Portfolio
On March 17, 2022, Brookfield Renewable, together with institutional partners, completed the acquisition of 83% interest in a 437 MW distributed generation portfolio of high quality operating and development assets in Chile. The purchase price of this acquisition, including working capital and closing adjustments, was approximately $31 million. The total transaction costs related to the acquisition was $1 million. Brookfield Renewable holds an approximately 20% economic interest in the investment.
During the fourth quarter of 2022, Brookfield Renewable, together with institutional partners, contributed an additional approximate $4 million to fund the development pipeline, increasing the ownership interest from 83% to 84%.
U.S. Distributed Generation Portfolio
On September 28, 2022, Brookfield Renewable, together with its institutional partners, completed the acquisition of 100% interest in an integrated distributed generation developer with approximately 500 MW of contracted operating and under construction assets, and an 1.8 GW of development pipeline in the United States. The purchase price of this acquisition was $614 million, consisting of $538 million initial equity price, a $22 million working capital and closing adjustments and $98 million to repay previously existing non-recourse borrowings (in aggregate $123 million net to Brookfield Renewable). The total transaction costs related to the acquisition were $5 million. Brookfield Renewable holds an approximately 20% economic interest.
This investment was accounted for using the acquisition method, and the results of operations have been included in the consolidated financial statements since the date of the acquisition. If the acquisition had taken place at the beginning of the year, the revenue from the U.S. Distributed Generation Portfolio would have been $46 million for the year ended December 31, 2022.
U.S. Wind Portfolio
On December 16, 2022, Brookfield Renewable, together with institutional partners, completed the acquisition of 100% interest in a renewable developer with a portfolio of over 800 MW of operating wind assets and pipeline of over 22 GW of solar and storage assets in the United States. The purchase price of this acquisition, including working capital and closing adjustments, was approximately $1,092 million. The total transaction costs related to the acquisition were $4 million. Brookfield Renewable holds an approximately 20% economic interest.
This investment was accounted for using the acquisition method, and the results of operations have been included in the consolidated financial statements since the date of the acquisition. If the acquisition had taken place at the beginning of the year, the revenue from the U.S. Wind Portfolio would have been $82 million for the year ended December 31, 2022.
The purchase price allocations, at fair value, as at December 31, 2022, with respect to the acquisitions are as follows:

(MILLIONS)	Chile Distributed Generation Portfolio	Europe Utility-scale Solar Portfolio	U.S. Utility-scale Solar Portfolio (1)	U.S. Distributed Generation Portfolio(2)(3)	US Wind Portfolio(2)	Total
Cash and cash equivalents	$2	$3	$22	$33	$26	$86
Restricted cash	—	—	6	6	5	17
Trade receivables and other current assets	2	30	48	13	13	106
Assets classified as held for sale(4)	—	—	—	—	240	240
Property, plant and equipment, at fair value	21	1	561	708	1,796	3,087
Deferred tax assets	—	—	—	10	—	10
Financial instruments assets(5)	—	—	—	10	2	12
Other non-current assets	1	—	4	21	22	48
Accounts payable and accrued liabilities	(1)	(5)	(32)	(66)	(38)	(142)
Current portion of non-recourse borrowings	—	—	—	(9)	—	(9)
Liabilities classified as held for sale(4)	—	—	—	—	(135)	(135)
Financial instruments liabilities(5)	—	—	(15)	(15)	(725)	(755)
Non-recourse borrowings	(6)	—	(48)	(346)	—	(400)
Deferred income tax liabilities	—	(7)	(43)	—	—	(50)
Provisions	—	—	—	(25)	(29)	(54)
Other long-term liabilities	—	—	(30)	(35)	(68)	(133)
Fair value of net assets acquired	19	22	473	305	1,109	1,928
Non-controlling interests	$(6)	$—	$—	$—	$(26)	$(32)
Goodwill	18	68	287	309	9	691
Purchase price	$31	$90	$760	$614	$1,092	$2,587
(1)During the year, Brookfield Renewable recorded purchase price allocation adjustment of $176 million primarily to Property, plant and equipment, Deferred tax asset, Other non-current assets, Deferred income tax liabilities and Other long-term liabilities.
(2)The purchase price allocation is preliminary as at December 31, 2022. Brookfield Renewable is currently assessing the fair value of Property, plant and equipment, Financial instruments, Provisions and Deferred tax liabilities for the purchase price allocation and expect to finalize the balances in 2023.
(3)During the year, Brookfield Renewable recorded purchase price allocation adjustments of $97 million primarily to Property, plant and equipment, at fair value, Deferred tax assets and Deferred income tax liabilities.
(4)Refer to Note 5 - Assets held for sale
(5)Includes both short-term and long-term balances
The following investments were accounted for using the equity method as Brookfield Renewable has significant influence through its position in the business, and the results of operations have been included in the audited annual consolidated financial statements since the date of investment.
Powen
In February 2022, Brookfield Renewable, together with institutional partners, acquired an initial 16% interest in a DG solar development business in Spain and Mexico with approximately 700 MW of operating and development assets for $22 million ($6 million net to Brookfield Renewable). During the course of 2022, Brookfield Renewable, together with institutional partners, subscribed for additional shares for $34 million ($7 million net to Brookfield Renewable). This subscription increased our interest to approximately 32% (6% net to Brookfield Renewable)
Island Aggregator LP
On June 20, 2022, Brookfield Renewable, together with institutional partners, committed to invest $500 million, of which $122 million was deployed for a 20% stake in common equity into a private owner and operator of long-term, U.S. denominated, contracted power and utility assets across the Americas with 1.2 GW of installed capacity and approximately 1.3 GW development pipeline. Brookfield Renewable holds a 20% interest in this investment through an intermediate entity.
California Resources Corporation
On August 3, 2022, Brookfield Renewable, together with its institutional partners, formed a joint venture with California Resources Corporation (“CRC”) to establish a Carbon Management Business that will develop carbon capture and storage in California. Brookfield Renewable, together with its institutional partners, has committed to invest up to $500 million to fund the development of identified carbon capture and storage projects in California. This includes an initial investment of approximately $137 million, of which $48 million was deployed during the year, which includes a put option that offers strong downside protection at a pre-determined rate of return. Brookfield Renewable holds an approximate 10% economic interest.
California Bioenergy (“Calbio”)
On December 21, 2022, Brookfield Renewable, together with its institutional partners, closed its purchase of a 10% interest in a developer, operator and owner of renewable natural gas assets in the U.S. with an initial equity commitment of $150 million ($30 million net to Brookfield Renewable) and secured the option to invest up to approximately $350 million ($70 million net to Brookfield Renewable) of follow-on equity capital for future projects meeting our risk-return requirements. Brookfield Renewable holds an approximate 2% economic interest.

Completed in 2021
The following investments were accounted for using the acquisition method, and the results of operations have been included in the audited annual consolidated financial statements since the date of acquisition.
Oregon Wind Portfolio
On March 24, 2021, Brookfield Renewable, together with institutional partners, completed the acquisition of 100% of a portfolio of three wind generation facilities of approximately 845 MW and development projects of approximately 400 MW (together, “Oregon Wind Portfolio”) located in Oregon, United States. The purchase price of this acquisition, including working capital and closing adjustments, was approximately $744 million. The total transaction costs of $6 million were expensed as incurred and have been classified under Other in the consolidated statement of income (loss). Brookfield Renewable holds a 25% economic interest.
This investment was accounted for using the acquisition method, and the results of operations have been included in the consolidated financial statements since the date of the acquisition. If the acquisition had taken place at the beginning of the year, the revenue from the Oregon Wind Portfolio would have been $183 million for the year ended December 31, 2021.
During March 31, 2022, the purchase price allocation was finalized with no material changes from the purchase price allocation as at December 31, 2021 as disclosed in the 2021 Annual Report.
U.S. Distributed Generation Portfolio
On March 31, 2021, Brookfield Renewable, together with institutional partners, completed the acquisition of 100% of a distributed generation business (the “U.S. Distributed Generation Portfolio”) comprised of 360 MW of operating and under construction assets across approximately 600 sites and 700 MW of development assets, all in the United States. The purchase price of this acquisition, including working capital and closing adjustments, was approximately $684 million. The total transaction costs of $2 million were expensed as incurred and have been classified under Other in the consolidated statement of income (loss). Brookfield Renewable holds a 25% economic interest.
This investment was accounted for using the acquisition method, and the results of operations have been included in the consolidated financial statements since the date of the acquisition. If the acquisition had taken place at the beginning of the year, the revenue from the U.S. Distributed Generation Portfolio would have been $79 million for the year ended December 31, 2021.
The purchase price allocation, at fair value, as at December 31, 2021, with respect to the acquisitions are as follows:

(MILLIONS)	Oregon Wind Portfolio	U.S. Distributed Generation Portfolio	Total
Cash and cash equivalents	$1	$1	$2
Restricted cash	49	5	54
Trade receivables and other current assets	28	23	51
Property, plant and equipment	1,643	723	2,366
Current liabilities	(10)	(6)	(16)
Current portion of non-recourse borrowings	(74)	(7)	(81)
Financial instruments	(16)	—	(16)
Non-recourse borrowings	(761)	(133)	(894)
Provisions	(83)	(16)	(99)
Other long-term liabilities	(33)	(23)	(56)
Fair value of net assets acquired	744	567	1,311
Goodwill	—	117	117
Purchase price	$744	$684	$1,428
The following investments were accounted for using the equity method as Brookfield Renewable has significant influence through its position in the business, and the results of operations have been included in the audited annual consolidated financial statements since the date of investment.
Polenergia
In the first quarter of 2021, Brookfield Renewable, together with its institutional partners, closed its purchase of a 23% interest in a large scale renewable business in Poland, in connection with its previously announced tender offer alongside the current majority shareholder, at a cost of approximately $175 million (approximately $44 million net to Brookfield Renewable for a 6% interest). Brookfield Renewable, together with its institutional partners and the current majority shareholder, holds a 75% interest in the company.
During the first quarter of 2022, Brookfield Renewable, together with its institutional partner, subscribed for additional shares in Polenergia. This subscription increased the total interest in Polenergia to 32% (8% net to Brookfield Renewable).
Completed in 2020
The following investments were accounted for using the acquisition method, and the results of operations have been included in the audited annual consolidated financial statements since the date of acquisition.
Spanish CSP Portfolio
On February 11, 2020, Brookfield Renewable, through its investment in TerraForm Power, completed the acquisition of 100% of a portfolio of two concentrated solar power facilities (together, “Spanish CSP Portfolio”) located in Spain with a combined nameplate capacity of approximately 100 MW. The purchase price of this acquisition, including working capital adjustments, was €111 million ($121 million). The total acquisition costs of $1 million were expensed as incurred and have been classified under other in the consolidated statement of income (loss).
This investment was accounted for using the acquisition method, and the results of operations have been included in the consolidated financial statements since the date of the acquisition. If the acquisition had taken place at the beginning of the year, the revenue from the Spanish CSP Portfolio would have been $99 million for the year ended December 31, 2020.
The purchase price allocation, at fair value, with respect to the acquisition is as follows:

(MILLIONS)	Spanish CSP Portfolio
Cash and cash equivalents	$22
Restricted cash	27
Trade receivables and other current assets	33
Property, plant and equipment, at fair value	661
Deferred tax assets	14
Other non-current assets	8
Current liabilities	(17)
Financial instruments	(148)
Non-recourse borrowings	(475)
Decommissioning liabilities	(23)
Other long-term liabilities	(22)
Fair value of identifiable net assets acquired	80
Goodwill	41
Purchase price	$121